Lease Commitments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Capital Leases		$ 807	$ 835
Rental expense	$ 342	2,100	$ 307
Capital Leases
2019		541
2020		105
2021		33
2022		7
2023		0
Thereafter		0
Total minimum lease payments		686
Imputed interest		(25)
Present value of minimum lease payments		661
Operating Leases
2019		3,529
2020		3,532
2021		3,329
2022		3,172
2023		3,059
Thereafter		13,999
Imputed interest		0
Total minimum lease payments		$ 30,620